STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Changes in Outstanding Stock Options
Stock options outstanding at December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

	December 31, 2016
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Options outstanding at January 1, 2016	7,283	$52.13
Granted	1,722	46.25
Exercised	(740)	34.90
Forfeited	(142)	53.30
Expired	(65)	55.31
Options outstanding at December 31, 2016	8,058	$52.41	6.7	$120,681
Options exercisable	4,170	$44.91	4.9	$87,865

Schedule of Information for Stock Options Outstanding and Exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2016	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2016	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price
	(Shares in thousands)
$10.01 to $20.00	404	2.6	$18.02	404	2.6	$18.02
$20.01 to $30.00	238	2.3	20.97	238	2.3	20.97
$30.01 to $40.00	913	4.1	31.61	913	4.1	31.61
$40.01 to $50.00	2,727	7.1	44.31	1,389	5.1	46.35
$50.01 to $60.00	464	5.7	58.30	333	4.3	58.80
$60.01 to $70.00	1,850	8.0	64.70	540	7.2	64.72
$70.01 to $80.00	962	8.2	74.23	228	7.8	73.20
$80.01 to $90.00	500	8.3	84.31	125	8.3	84.31
	8,058	6.7	$52.41	4,170	4.9	$44.91

Schedule of Weighted Average Assumptions
The following are the weighted average assumptions used in the Black-Scholes option pricing model:

	Years Ended December 31,
	2016	2015	2014
Expected volatility	29%	28%	31%
Risk-free interest rate	1.2%	1.6%	1.5%
Expected term	4.8 years	5.3 years	4.8 years
Dividend yield	—%	2.0%	1.5%

Schedule of Outstanding Unvested RSUs and PSUs
Unvested RSUs and PSUs outstanding at December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

	RSUs		PSUs
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Unvested at January 1, 2016	650	$57.76	2	$71.39
Granted	148	46.92	—	—
Vested	(268)	52.41	(2)	71.39
Forfeited	(4)	61.68	—	—
Unvested at December 31, 2016	526	$57.41	—	$—